Employee Benefit Plans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Life insurance proceeds received		$ 1,001,320	$ 0
Directors [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Additional employer matching contribution percentage		30.00%
Deferred Compensation Plan [Member] | Directors [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Additional employer matching contribution percentage		30.00%
Beginning age for benefit payment		65 years
Maximum payout period		10 years
Accrued liability for deferred director fees		$ 1,073,535	968,398
Deferred director fees expensed		119,654	131,310
Benefits paid		14,517	14,663
Postretirement Life Insurance [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Cash value of life insurance policies		$ 5,125,339	5,623,087
Life insurance settlements receivable			419,150
Life insurance proceeds received	$ 419,150
Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percentage for first six percent of employee's contribution		100.00%
Employee contribution percentage for which employer fully matches		6.00%
Employer contribution to plan		$ 158,497	154,958
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning age for benefit payment		65 years
Accrued compensation liability		$ 896,400	908,484
Employee benefit expense		151,332	145,279
Defined benefits paid		$ 163,416	$ 19,836
Discount rate for the plan		5.00%	5.50%
SERP [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments		$ 50,827
SERP [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments		$ 89,914